Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	Flora Growth Corp.
Entity Central Index Key	0001790169
Document Type	20-F/A
Amendment Flag	true
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Shell Company	false
Entity Emerging Growth Company	true
Entity Current Reporting Status	Yes
Document Period End Date	Dec. 31, 2021
Entity Filer Category	Non-accelerated Filer
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Entity Ex Transition Period	false
Entity Common Stock Shares Outstanding	65,517,418
Document Annual Report	true
Document Transition Report	false
Entity File Number	001-40397
Entity Address Address Line 1	365 Bay Street
Entity Address Address Line 2	Suite 800
Entity Address City Or Town	Toronto
Entity Address State Or Province	ON
Entity Address Postal Zip Code	M5H 2V1
Amendment Description	On May 9, 2022, Flora Growth Corp. (the “Company”) filed its Annual Report on Form 20-F for the fiscal year ended December 31, 2021 (the “Original Form 20-F”). This Amendment No. 1 (the “Amendment”) amends the Original Form 20-F solely (i) to modify Item 6.C—Board Practices—Corporate Governance Policies to disclose certain inadvertently omitted home country practices the Company follows in lieu of their respective rules and standards under the Nasdaq Stock Market rules, and (ii) to file a new consent of the Company’s Independent Registered Public Accounting Firm, Davidson & Company LLP, as Exhibit 15.1. This Amendment speaks as of the original filing date and does not reflect events occurring after the filing of the Original Form 20-F. No revisions are being made to the other portions of the Original Form 20-F. In addition, as required by Rule 12b-15 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), new certifications by the Company’s principal executive officer and principal financial officer are filed herewith as exhibits to this Amendment pursuant to Rule 13a-14(a) of the Exchange Act and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350).
Icfr Auditor Attestation Flag	true
Security 12b Title	Common Shares, no par value
Trading Symbol	FLGC
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Shell Company Report	false
Document Registration Statement	false
Contact Personnel Email Address	Matthew Cohen
Document Accounting Standard	International Financial Reporting Standards
Auditor Name	Davidson & Company LLP
Auditor Location	Vancouver, Canada
Auditor Firm Id	731
Business Contact [Member]
Document Information Line Items
Entity Address Address Line 1	3406 SW 26th Terrace
Entity Address Address Line 2	Suite C-1
Entity Address City Or Town	Fort Lauderdale
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33312
City Area Code	954
Local Phone Number	842-4989
Auditor Name	Matthew Cohen